Victory Pioneer Active Credit Fund Investment Strategy - Victory Pioneer Active Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment-grade and high-yield corporate bonds, U.S. and non-U.S. government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks.Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments. Fixed income investments may include instruments and obligations of U.S. and non-U.S. corporate and other non-governmental entities, debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or non-U.S. governmental entities, mortgage-related or mortgage-backed securities (including commercial mortgage-backed securities (“CMBS”), collateralized mortgage obligations (“CMOs”), and “sub-prime” mortgages), asset-backed securities, floating-rate loans, convertible securities, preferred securities, Treasury Inflation Protected Securities (“TIPS”), and other inflation-linked debt securities, subordinated debt securities, insurance-linked securities, municipal debt securities, and securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in fixed income investments. Derivative instruments that provide exposure to fixed income investments or have similar economic characteristics may be treated as fixed income investments under the Fund’s 80% policy.The Fund may engage in active and frequent trading of portfolio securities.The Fund may invest a substantial portion of its assets in asset-backed securities and mortgage-related securities, including CMBS, CMOs, and other mortgage-related securities issued by private issuers. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund invests in securities of any maturity and duration. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. Duration seeks to measure the price sensitivity of a fixed income security to changes in interest rates. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding the bond. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. For example, if the Fund has a two-year duration, then all other things being equal, the Fund will decrease in value by two percent if interest rates rise one percent.The Fund’s investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, when-issued, delayed delivery, to be announced and forward commitment, contingent, deferred, payment in kind, and auction rate features.The Fund may invest in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by the Adviser. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. The Fund’s investments in debt securities rated below investment grade may include securities that are in default.The Fund may invest in securities of non-U.S. issuers, including securities of issuers in emerging markets.The Fund may invest in equity-linked notes (“ELNs”) and other equity-linked securities. ELNs are hybrid structured investments that combine the characteristics of one or more reference equity securities (usually a single stock, a basket of stocks, or a stock index) and a derivative that provides current payments at stated rates.The Fund may invest in equity securities, including common stocks, preferred stocks, rights, warrants, depositary receipts, master limited partnerships, equity interests in real estate trusts (“REITs”), and other equity interests. The Fund may invest in equity securities as a consequence of holding debt of the same issuer or when the Adviser believes they offer income, the potential for capital gains, or other portfolio management purposes.The Adviser may use (but is not required to use in any given situation) derivatives, including interest rate futures, credit default swaps, and credit default swap index products (“CDX”) (swaps based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds), and forward foreign currency contracts, primarily to manage the Fund’s average duration, credit, and currency exposures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund may hold non-U.S. currency and may hold cash or other short-term investments.The Adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity, credit quality and sector weightings of the portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Fund’s allocation among the segments of the fixed income markets depends upon the adviser’s outlook for economic, interest rate and political trends. At any given time, the fund may have a substantial amount of its assets in any one of such segments. The Adviser seeks to provide exposure to those areas of the fixed income market that the investment adviser anticipates will provide value, while seeking to minimize exposure to those areas it anticipates will provide less value. The Adviser does not manage the Fund specific to any index or benchmark.The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification. The Adviser also employs fundamental research to assess an issuer’s credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment, and management ability. The Adviser also makes investment decisions based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.